Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year		$ 10,363	$ 7,414	$ 169
Items that will not be reclassified to the statement of income:
Recognized in equity		(5,589)	(3,130)	1,908
Deferred income tax		1,491	(119)	(273)
Actuarial gains (losses) on defined benefit pension plans, net		(4,098)	(3,249)	1,635
Unrealized gains (losses) on equity instruments measured at fair value through other comprehensive income
Recognized in equity			(5)
Deferred income tax			2
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net			(3)
Share of other comprehensive income (losses) in equity-accounted investments				(1)
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity		(3,510)	(8,950)	(543)
Reclassified to the statement of income		3,136	3,315	3,154
Deferred income tax		126	1,916	(887)
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net		(248)	(3,719)	1,724
Cumulative translation adjustments
Recognized in equity	[1]	(1,465)	(6,409)	(851)
Reclassified to the statement of income	[1]	34		37
Cumulative translation adjustments, net	[1]	(1,431)	(6,409)	(814)
Share of other comprehensive income in equity-accounted investments, net		69	(135)	156
Unrealized gains (losses) on equity instruments measured at fair value through other comprehensive income
Recognized in equity				15
Deferred income tax				(4)
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net				11
Unrealized gains (losses) on cash flow hedge - others
Recognized in equity				(5)
Total other comprehensive income (loss)		(5,708)	(13,515)	2,706
Total comprehensive income (loss)		4,655	(6,101)	2,875
Comprehensive income attributable to non-controlling interests		186	65	291
Comprehensive income attributable to shareholders of Petrobras		$ 4,469	$ (6,166)	$ 2,584

[1]	It includes a US$ 131 loss (a US$ 236 loss in 2018 and a US$ 49 loss in 2017), of cumulative translation adjustments in associates and joint ventures.